PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6
Additions	18.8	4.7	9.9	17.5	305.3	356.2
Business combinations (Note 2)	72.1	22.4	4.3	—	36.7	135.5
Disposals	(0.2)	—	(0.2)	(12.1)	(0.1)	(12.6)
Depreciation	(30.1)	(148.2)	(20.2)	(6.3)	—	(204.8)
Impairment	(0.8)	(0.4)	(0.2)	(0.8)	—	(2.2)
Purchase of assets under lease (Note 15)	—	—	—	9.1	—	9.1
Transfers and others	52.9	262.6	6.6	(3.8)	(294.4)	23.9
Foreign currency exchange differences	23.7	128.2	2.4	5.1	9.4	168.8
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5
Additions	19.2	22.0	12.9	13.8	219.9	287.8
Disposals	—	(0.2)	(1.5)	(4.9)	—	(6.6)
Depreciation	(34.4)	(157.6)	(19.3)	(8.7)	—	(220.0)
Impairment	—	(9.3)	—	—	—	(9.3)
Transfers and others	7.4	173.4	14.2	11.4	(228.1)	(21.7)
Foreign currency exchange differences	(7.6)	(10.6)	(0.1)	(1.9)	(6.5)	(26.7)
Net book value as at March 31, 2026	$508.0	$2,014.8	$70.4	$98.0	$301.8	$2,993.0

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$842.5	$3,158.7	$241.6	$129.4	$316.5	$4,688.7
Accumulated depreciation and impairment	(319.1)	(1,161.6)	(177.4)	(41.1)	—	(1,699.2)
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5
Cost	$858.7	$3,244.7	$261.1	$142.1	$301.8	$4,808.4
Accumulated depreciation and impairment	(350.7)	(1,229.9)	(190.7)	(44.1)	—	(1,815.4)
Net book value as at March 31, 2026	$508.0	$2,014.8	$70.4	$98.0	$301.8	$2,993.0

During the year ended March 31, 2026, depreciation of $219.0 million (2025 – $204.0 million) has been recorded in cost of sales and $1.0 million (2025 – $0.8 million) in selling, general and administrative expenses.